Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Registrant Name	dei_EntityRegistrantName	JACKSON VARIABLE SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001532747
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	jvst
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2016
Prospectus Date	rr_ProspectusDate	Apr. 25, 2016
JNL/FAMCO Flex Core Covered Call Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Please note that the changes impact your variable annuity product(s). Unless otherwise noted, all changes are effective immediately.
Risk [Heading]	rr_RiskHeading

In the summary prospectus section entitled "Summary Overview of Each Fund," in the sub-section entitled "Principal Risks of Investing in the Fund," for the JNL/FAMCO Flex Core Covered Call Fund, please add the following risk:

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

●
Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund's net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Please note that the changes impact your variable annuity product(s). Unless otherwise noted, all changes are effective immediately.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading

In the summary prospectus section entitled "Summary Overview of Each Fund," in the sub-section entitled "Expenses," for the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, please delete footnote 1 to the table in its entirety and replace with the following footnote:

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

[1]
"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or the "Adviser").  The amount also includes the costs associated with the Fund's short sales on equity securities.  When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period are 0.08%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.